Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Liabilities
Accrued liabilities consist of the following (
in thousands
):

	As of September 30, 2023	As of December 31, 2022
Sales tax liability	$28,688	$27,820
Accrued interest	11,746	16,347
Accrued bonus	10,475	7,764
Accrued taxes	14,675	9,667
Accrued payroll	1,036	2,744
Accrued legal fee	1,823	1,906
Lease liabilities - current portion	—	3,090
Contingent consideration	3,673	3,673
Accrued accounts payable	16,629	14,080
Accrued insurance	109	2,231
Station construction accrual	12,361	—
Other	1,233	4,551

Total accrued liabilities	$102,448	$93,873

Accrued liabilities consisted of the following (
in thousands
):

	As of December 31,
	2022	2021
Sales tax liability	$27,820	$16,079
Accrued interest	16,347	6,237
Accrued accounts payable	14,080	6,144
Accrued taxes	9,667	4,713
Accrued bonus	7,764	7,105
Contingent consideration	3,673	3,673
Lease liabilities - current portion	3,090	—
Accrued insurance	2,231	2,354
Accrued payroll	2,744	2,253
Social security deferral	—	1,751
Other	6,457	4,557

Total accrued liabilities	$93,873	$54,866